Consolidated Statements of Operations (unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jul. 03, 2011	Jun. 27, 2010	Jul. 03, 2011	Jun. 27, 2010
Revenues:
Store sales	$ 1,068,144	$ 1,199,274	$ 1,986,213	$ 2,268,244
Franchise royalties and fees	62,907	97,159	117,037	149,949
Other revenue		6,647	2,854	7,025
Total revenues	1,131,051	1,303,080	2,106,104	2,425,218
Store operating expenses:
Food and paper costs	325,095	355,095	602,001	659,564
Cost of nutritional products	83,507	100,364	148,755	184,353
Labor	316,331	318,942	617,960	625,385
Occupancy	109,791	110,896	216,705	234,724
Other store operating expenses	183,740	212,297	376,756	420,942
General and administrative expenses	840,589	892,986	1,765,721	1,610,382
Advertising, marketing and promotion expenses	53,175	70,683	115,595	110,335
Depreciation and amortization	95,570	81,093	181,220	164,075
Total costs and expenses	2,007,798	2,142,356	4,024,713	4,009,760
Operating loss	(876,747)	(839,276)	(1,918,609)	(1,584,542)
Other income (expense):
Interest income	1,521	1,625	3,945	4,157
Interest expense	(11,608)	(399,826)	(22,415)	(784,039)
Other income	490,987	(153,184)	809,392	(222,085)
Other income (expense), net	480,900	(551,385)	790,922	(1,001,967)
Loss before income taxes	(395,847)	(1,390,661)	(1,127,687)	(2,586,509)
Income taxes
Net loss	(395,847)	(1,390,661)	(1,127,687)	(2,586,509)
Dividends on preferred stock	(191,513)		(366,305)
Net loss attributable to common stockholders	$ (587,360)	$ (1,390,661)	$ (1,493,992)	$ (2,586,509)
Weighted average number of shares outstanding-basic and diluted	41,857,226	39,002,440	41,197,964	38,551,920
Basic and diluted loss per share	$ (0.01)	$ (0.04)	$ (0.04)	$ (0.07)